CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Accounts receivable, net of allowance for doubtful accounts	$ 1,864	$ 1,282
Accrued expenses and other liabilities	55,454	38,267
Income tax payable	17,378	10,899
Deferred revenue	105,953	94,202
Operating lease liabilities, current	4,160
Deferred revenue – non-current	33,928	33,564
Refundable fees – non-current	2,602	$ 2,440
Operating lease liabilities – non-current	$ 23,089
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, Authorized	500,000,000	500,000,000
Ordinary shares, Issued	135,320,433	134,210,745
Ordinary shares, Outstanding	135,320,433	134,210,745
Variable Interest Entity, Primary Beneficiary
Accrued expenses and other liabilities	$ 49,232	$ 35,491
Income tax payable	14,451	8,188
Deferred revenue	104,929	93,364
Refundable fees – current portion	1,729	435
Operating lease liabilities, current	3,835	0
Deferred revenue – non-current	33,928	33,564
Refundable fees – non-current	2,602	2,440
Operating lease liabilities – non-current	$ 22,749	$ 0